Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Reconciliation of Warrant Liability

A reconciliation of the warrant liability is as follows (in thousands):

2007 Warrants
Balance at December 31, 2014	$7,386
Decrease in fair value of warrant liability	(2,099)
Balance at September 29, 2015	$5,287

Fair Value Inputs, Liabilities, Quantitative Information

The following table summarizes the calculated aggregate fair value of the warrants, along with the assumptions utilized in the calculation:

September 29, 2015
Calculated aggregate value	$5,287
Weighted average exercise price	$0.30
Closing price per share of common stock	$0.40
Volatility	137%
Weighted average remaining expected life (years)	4.2
Risk-free interest rate	1.4%
Dividend yield	-